Summary of Significant Accounting Policies (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Total cost of revenue					$ 655,499	$ 260,134
Cost of inventory [Member]
Total cost of revenue	$ 575,603	$ 165,437	$ 1,315,378	$ 233,362	407,334	101,978
Freight And Shipping [Member]
Total cost of revenue	15,665	1,171	1,599,255	437,637	9,321	14,494
Consulting and advisory - related party [Member]
Total cost of revenue	0	5,800	4,000	16,200	19,400	30,100
Royalty and sales commission - related party [Member]
Total cost of revenue	0	20,456	91,290	83,192	81,917	47,304
Rent expense [Member]
Total cost of revenue	$ 65,794	$ 39,373	$ 166,863	$ 95,562	$ 137,527	$ 66,258